Shareholders’ equity (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding	14,919,017	13,805,649
Par value (in Dollars per share)	€ 0.0001	€ 0.0001
Number of shares sold	1,103,368	681,926
Proceed from sales of share	€ 3,254,802
Converted Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding	0	0